As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  September 30, 2010

Item 1. Schedules of Investments.

Davidson Multi-Cap Core Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	COMMON STOCKS - 96.84%	Value
	Aerospace Product and Parts Manufacturing - 2.02%
7,990	United Technologies Corp.	$569,128
	Agencies, Brokerages, and Other Insurance Related Activities - 1.91%
20,755	Principal Financial Group, Inc.	537,970
	Basic Chemical Manufacturing - 1.65%
5,150	Praxair, Inc.	464,839
	Beverage Manufacturing - 1.92%
8,120	PepsiCo, Inc.	539,493
	Communications Equipment Manufacturing - 4.59%
25,995	Cisco Systems, Inc. (a)	569,290
16,015	QUALCOMM, Inc.	722,597
		1,291,887
	Computer and Peripheral Equipment Manufacturing - 4.47%
2,155	Apple, Inc. (a)	611,481
4,810	International Business Machines Corp.	645,214
		1,256,695
	Couriers and Express Delivery Services - 1.74%
5,720	FedEx Corp.	489,060
	Data Processing, Hosting, and Related Services - 2.12%
11,090	Fiserv, Inc. (a)	596,864
	Depository Credit Intermediation - 7.86%
14,600	JPMorgan Chase & Co.	555,822
14,750	State Street Corp.	555,485
32,705	TCF Financial Corp.	529,494
22,670	Wells Fargo & Co.	569,697
		2,210,498
	Electric Lighting Equipment Manufacturing - 2.26%
13,015	Cooper Industries PLC (b)	636,824
	Electric Power Generation, Transmission and Distribution - 1.77%
15,970	Black Hills Corp.	498,264
	Electronics and Appliance Stores - 1.88%
12,950	Best Buy Co., Inc.	528,748
	Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.48%
25,585	General Electric Co.	415,756
	Grain and Oilseed Milling - 1.81%
15,945	Archer-Daniels-Midland Co.	508,964
	Health and Personal Care Stores - 3.66%
11,690	Medco Health Solutions, Inc. (a)	608,581
12,585	Walgreen Co.	421,598
		1,030,179
	Insurance Carriers - 1.75%
12,965	StanCorp Financial Group, Inc.	492,670
	Jewelry, Luggage, and Leather Goods Stores - 1.42%
8,995	Blue Nile, Inc. (a)	400,187
	Medical and Diagnostic Laboratories - 1.82%
6,540	Laboratory Corporation of America Holdings (a)	512,932
	Medical Equipment and Supplies Manufacturing - 3.83%
6,670	3M Co.	578,356
6,735	Becton, Dickinson & Co.	499,063
		1,077,419
	Motor Vehicle Manufacturing - 1.60%
36,675	Ford Motor Co. (a)	448,902
	Natural Gas Distribution - 2.12%
11,095	Sempra Energy	596,911
	Newspaper, Periodical, Book, and Directory Publishers - 2.22%
18,895	McGraw-Hill Companies, Inc.	624,669
	Office Furniture (including Fixtures) Manufacturing - 1.92%
27,480	Herman Miller, Inc.	540,806
	Oil and Gas Extraction - 5.00%
11,180	Baker Hughes, Inc.	476,268
6,710	Devon Energy Corp.	434,405
14,970	Marathon Oil Corp.	495,507
		1,406,180
	Other Electrical Equipment and Component Manufacturing - 2.08%
8,695	Energizer Holdings, Inc. (a)	584,565
	Other Information Services - 1.94%
1,035	Google, Inc. - Class A (a)	544,193
	Other Investment Pools and Funds - 1.88%
36,610	Redwood Trust, Inc. (c)	529,381
	Other Telecommunications - 1.86%
12,745	NII Holdings, Inc. (a)	523,819
	Petroleum and Coal Products Manufacturing - 3.56%
8,800	Exxon Mobil Corp.	543,752
34,200	Frontier Oil Corp.	458,280
		1,002,032
	Pharmaceutical and Medicine Manufacturing - 3.45%
8,850	Amgen, Inc. (a)	487,724
13,535	Gilead Sciences, Inc. (a)	481,981
		969,705
	Residential Building Construction - 1.42%
36,005	D.R. Horton, Inc.	400,376
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.13%
13,455	E.I. du pont de Nemours & Co.	600,362
	Scientific Research and Development Services - 1.56%
17,670	Pharmaceutical Product Development, Inc.	438,039
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 3.02%
6,415	Church & Dwight Co., Inc.	416,590
6,830	Estee Lauder Companies, Inc. - Class A	431,861
		848,451
	Software Publishers - 5.70%
30,990	Ariba, Inc. (a)	585,711
11,980	Intuit (a)	524,844
11,675	MICRO Syetems, Inc. (a)	494,203
		1,604,758
	Support Activities for Mining - 1.75%
16,745	Pride International, Inc. (a)	492,805
	Wired Telecommunications Carriers - 3.67%
10,590	Time Warner Cable, Inc.	571,754
14,135	Verizon Communications, Inc.	460,660
		1,032,414

	TOTAL COMMON STOCKS (Cost $24,665,541)	27,246,745

Shares	SHORT-TERM INVESTMENTS - 3.31%	Value
930,738	Fidelity Institutional Government Portfolio - Class I, 0.06% (c)	930,738
	TOTAL SHORT-TERM INVESTMENTS (Cost $930,738)	930,738

	TOTAL INVESTMENTS IN SECURITIES (Cost $25,596,279) - 100.15%	28,177,483
	Liabilities in Excess of Other Assets - (0.15)%	(41,336)
	NET ASSETS - 100.00%	$28,136,147

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$ 25,610,561

Gross unrealized appreciation	$ 3,658,088
Gross unrealized depreciation	(1,091,166)
Net unrealized appreciation	$ 2,566,922

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various  inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Construction	$400,376	$—	$—	$400,376
Finance and Insurance	3,770,518	—	—	3,770,518
Healthcare and Social Assistance	512,932	—	—	512,932
Information	4,926,716	—	—	4,926,716
Manufacturing	12,232,096	—	—	12,232,096
Mining	1,422,718	—	—	1,422,718
Professional, Scientific, and Technical Services	438,039	—	—	438,039
Retail Trade	1,959,115	—	—	1,959,115
Transportation and Warehousing	489,060	—	—	489,060
Utilities	1,095,175	—	—	1,095,175
Total Equity	27,246,745	—	—	27,246,745
Short-Term Investments	930,738	—	—	930,738
Total Investments in Securities	$28,177,483	$—	$—	$28,177,483

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/19/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/19/2010
* Print the name and title of each signing officer under his or her signature.